Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Opening balance	$ 312	$ 312
Credit loss expense
Recoveries collected	(312)
Closing balance		$ 312